Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug. 28, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED FUND TRUST SUPPLEMENT DATED APRIL 23, 2021 TO THE PROSPECTUSES DATED
AUGUST 28, 2020, AS PREVIOUSLY SUPPLEMENTED, OF: Invesco S&P 500 ® Equal Weight ETF (RSP)
Invesco S&P 500 ® Equal Weight Consumer Discretionary ETF (RCD)
Invesco S&P 500 ® Equal Weight Consumer Staples ETF (RHS)
Invesco S&P 500 ® Equal Weight Energy ETF (RYE)
Invesco S&P 500 ® Equal Weight Financials ETF (RYF)
Invesco S&P 500 ® Equal Weight Health Care ETF (RYH)
Invesco S&P 500 ® Equal Weight Industrials ETF (RGI)
Invesco S&P 500 ® Equal Weight Materials ETF (RTM)
Invesco S&P 500 ® Equal Weight Real Estate ETF (EWRE)
Invesco S&P 500 ® Equal Weight Technology ETF (RYT)
Invesco S&P 500 ® Equal Weight Utilities ETF (RYU)
Invesco S&P MidCap 400 ® Equal Weight ETF (EWMC)
Invesco S&P SmallCap 600 ® Equal Weight ETF (EWSC)
Invesco Zacks Mid-Cap ETF (CZA)
Invesco Zacks Multi-Asset Income ETF (CVY)
(each, a “Fund”) Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety. Please Retain This Supplement For Future Reference. P-PS-PRO-1-SUP-1 042321
SP 500 Equal Weight Materials ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED FUND TRUST SUPPLEMENT DATED APRIL 23, 2021 TO THE PROSPECTUSES DATED
AUGUST 28, 2020, AS PREVIOUSLY SUPPLEMENTED, OF: Invesco S&P 500 ® Equal Weight ETF (RSP)
Invesco S&P 500 ® Equal Weight Consumer Discretionary ETF (RCD)
Invesco S&P 500 ® Equal Weight Consumer Staples ETF (RHS)
Invesco S&P 500 ® Equal Weight Energy ETF (RYE)
Invesco S&P 500 ® Equal Weight Financials ETF (RYF)
Invesco S&P 500 ® Equal Weight Health Care ETF (RYH)
Invesco S&P 500 ® Equal Weight Industrials ETF (RGI)
Invesco S&P 500 ® Equal Weight Materials ETF (RTM)
Invesco S&P 500 ® Equal Weight Real Estate ETF (EWRE)
Invesco S&P 500 ® Equal Weight Technology ETF (RYT)
Invesco S&P 500 ® Equal Weight Utilities ETF (RYU)
Invesco S&P MidCap 400 ® Equal Weight ETF (EWMC)
Invesco S&P SmallCap 600 ® Equal Weight ETF (EWSC)
Invesco Zacks Mid-Cap ETF (CZA)
Invesco Zacks Multi-Asset Income ETF (CVY)
(each, a “Fund”) Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety. Please Retain This Supplement For Future Reference. P-PS-PRO-1-SUP-1 042321
SP 500 Equal Weight Technology ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED FUND TRUST SUPPLEMENT DATED APRIL 23, 2021 TO THE PROSPECTUSES DATED
AUGUST 28, 2020, AS PREVIOUSLY SUPPLEMENTED, OF: Invesco S&P 500 ® Equal Weight ETF (RSP)
Invesco S&P 500 ® Equal Weight Consumer Discretionary ETF (RCD)
Invesco S&P 500 ® Equal Weight Consumer Staples ETF (RHS)
Invesco S&P 500 ® Equal Weight Energy ETF (RYE)
Invesco S&P 500 ® Equal Weight Financials ETF (RYF)
Invesco S&P 500 ® Equal Weight Health Care ETF (RYH)
Invesco S&P 500 ® Equal Weight Industrials ETF (RGI)
Invesco S&P 500 ® Equal Weight Materials ETF (RTM)
Invesco S&P 500 ® Equal Weight Real Estate ETF (EWRE)
Invesco S&P 500 ® Equal Weight Technology ETF (RYT)
Invesco S&P 500 ® Equal Weight Utilities ETF (RYU)
Invesco S&P MidCap 400 ® Equal Weight ETF (EWMC)
Invesco S&P SmallCap 600 ® Equal Weight ETF (EWSC)
Invesco Zacks Mid-Cap ETF (CZA)
Invesco Zacks Multi-Asset Income ETF (CVY)
(each, a “Fund”) Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety. Please Retain This Supplement For Future Reference. P-PS-PRO-1-SUP-1 042321
SP 500 Equal Weight Health Care ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED FUND TRUST SUPPLEMENT DATED APRIL 23, 2021 TO THE PROSPECTUSES DATED
AUGUST 28, 2020, AS PREVIOUSLY SUPPLEMENTED, OF: Invesco S&P 500 ® Equal Weight ETF (RSP)
Invesco S&P 500 ® Equal Weight Consumer Discretionary ETF (RCD)
Invesco S&P 500 ® Equal Weight Consumer Staples ETF (RHS)
Invesco S&P 500 ® Equal Weight Energy ETF (RYE)
Invesco S&P 500 ® Equal Weight Financials ETF (RYF)
Invesco S&P 500 ® Equal Weight Health Care ETF (RYH)
Invesco S&P 500 ® Equal Weight Industrials ETF (RGI)
Invesco S&P 500 ® Equal Weight Materials ETF (RTM)
Invesco S&P 500 ® Equal Weight Real Estate ETF (EWRE)
Invesco S&P 500 ® Equal Weight Technology ETF (RYT)
Invesco S&P 500 ® Equal Weight Utilities ETF (RYU)
Invesco S&P MidCap 400 ® Equal Weight ETF (EWMC)
Invesco S&P SmallCap 600 ® Equal Weight ETF (EWSC)
Invesco Zacks Mid-Cap ETF (CZA)
Invesco Zacks Multi-Asset Income ETF (CVY)
(each, a “Fund”) Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety. Please Retain This Supplement For Future Reference. P-PS-PRO-1-SUP-1 042321
SP 500 Equal Weight Utilities ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED FUND TRUST SUPPLEMENT DATED APRIL 23, 2021 TO THE PROSPECTUSES DATED
AUGUST 28, 2020, AS PREVIOUSLY SUPPLEMENTED, OF: Invesco S&P 500 ® Equal Weight ETF (RSP)
Invesco S&P 500 ® Equal Weight Consumer Discretionary ETF (RCD)
Invesco S&P 500 ® Equal Weight Consumer Staples ETF (RHS)
Invesco S&P 500 ® Equal Weight Energy ETF (RYE)
Invesco S&P 500 ® Equal Weight Financials ETF (RYF)
Invesco S&P 500 ® Equal Weight Health Care ETF (RYH)
Invesco S&P 500 ® Equal Weight Industrials ETF (RGI)
Invesco S&P 500 ® Equal Weight Materials ETF (RTM)
Invesco S&P 500 ® Equal Weight Real Estate ETF (EWRE)
Invesco S&P 500 ® Equal Weight Technology ETF (RYT)
Invesco S&P 500 ® Equal Weight Utilities ETF (RYU)
Invesco S&P MidCap 400 ® Equal Weight ETF (EWMC)
Invesco S&P SmallCap 600 ® Equal Weight ETF (EWSC)
Invesco Zacks Mid-Cap ETF (CZA)
Invesco Zacks Multi-Asset Income ETF (CVY)
(each, a “Fund”) Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety. Please Retain This Supplement For Future Reference. P-PS-PRO-1-SUP-1 042321
SP 500 Equal Weight Consumer Staples ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED FUND TRUST SUPPLEMENT DATED APRIL 23, 2021 TO THE PROSPECTUSES DATED
AUGUST 28, 2020, AS PREVIOUSLY SUPPLEMENTED, OF: Invesco S&P 500 ® Equal Weight ETF (RSP)
Invesco S&P 500 ® Equal Weight Consumer Discretionary ETF (RCD)
Invesco S&P 500 ® Equal Weight Consumer Staples ETF (RHS)
Invesco S&P 500 ® Equal Weight Energy ETF (RYE)
Invesco S&P 500 ® Equal Weight Financials ETF (RYF)
Invesco S&P 500 ® Equal Weight Health Care ETF (RYH)
Invesco S&P 500 ® Equal Weight Industrials ETF (RGI)
Invesco S&P 500 ® Equal Weight Materials ETF (RTM)
Invesco S&P 500 ® Equal Weight Real Estate ETF (EWRE)
Invesco S&P 500 ® Equal Weight Technology ETF (RYT)
Invesco S&P 500 ® Equal Weight Utilities ETF (RYU)
Invesco S&P MidCap 400 ® Equal Weight ETF (EWMC)
Invesco S&P SmallCap 600 ® Equal Weight ETF (EWSC)
Invesco Zacks Mid-Cap ETF (CZA)
Invesco Zacks Multi-Asset Income ETF (CVY)
(each, a “Fund”) Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety. Please Retain This Supplement For Future Reference. P-PS-PRO-1-SUP-1 042321
SP 500 Equal Weight Financials ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED FUND TRUST SUPPLEMENT DATED APRIL 23, 2021 TO THE PROSPECTUSES DATED
AUGUST 28, 2020, AS PREVIOUSLY SUPPLEMENTED, OF: Invesco S&P 500 ® Equal Weight ETF (RSP)
Invesco S&P 500 ® Equal Weight Consumer Discretionary ETF (RCD)
Invesco S&P 500 ® Equal Weight Consumer Staples ETF (RHS)
Invesco S&P 500 ® Equal Weight Energy ETF (RYE)
Invesco S&P 500 ® Equal Weight Financials ETF (RYF)
Invesco S&P 500 ® Equal Weight Health Care ETF (RYH)
Invesco S&P 500 ® Equal Weight Industrials ETF (RGI)
Invesco S&P 500 ® Equal Weight Materials ETF (RTM)
Invesco S&P 500 ® Equal Weight Real Estate ETF (EWRE)
Invesco S&P 500 ® Equal Weight Technology ETF (RYT)
Invesco S&P 500 ® Equal Weight Utilities ETF (RYU)
Invesco S&P MidCap 400 ® Equal Weight ETF (EWMC)
Invesco S&P SmallCap 600 ® Equal Weight ETF (EWSC)
Invesco Zacks Mid-Cap ETF (CZA)
Invesco Zacks Multi-Asset Income ETF (CVY)
(each, a “Fund”) Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety. Please Retain This Supplement For Future Reference. P-PS-PRO-1-SUP-1 042321
Zacks Mid-Cap ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED FUND TRUST SUPPLEMENT DATED APRIL 23, 2021 TO THE PROSPECTUSES DATED
AUGUST 28, 2020, AS PREVIOUSLY SUPPLEMENTED, OF: Invesco S&P 500 ® Equal Weight ETF (RSP)
Invesco S&P 500 ® Equal Weight Consumer Discretionary ETF (RCD)
Invesco S&P 500 ® Equal Weight Consumer Staples ETF (RHS)
Invesco S&P 500 ® Equal Weight Energy ETF (RYE)
Invesco S&P 500 ® Equal Weight Financials ETF (RYF)
Invesco S&P 500 ® Equal Weight Health Care ETF (RYH)
Invesco S&P 500 ® Equal Weight Industrials ETF (RGI)
Invesco S&P 500 ® Equal Weight Materials ETF (RTM)
Invesco S&P 500 ® Equal Weight Real Estate ETF (EWRE)
Invesco S&P 500 ® Equal Weight Technology ETF (RYT)
Invesco S&P 500 ® Equal Weight Utilities ETF (RYU)
Invesco S&P MidCap 400 ® Equal Weight ETF (EWMC)
Invesco S&P SmallCap 600 ® Equal Weight ETF (EWSC)
Invesco Zacks Mid-Cap ETF (CZA)
Invesco Zacks Multi-Asset Income ETF (CVY)
(each, a “Fund”) Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety. Please Retain This Supplement For Future Reference. P-PS-PRO-1-SUP-1 042321
SP 500 Equal Weight Consumer Discretionary ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED FUND TRUST SUPPLEMENT DATED APRIL 23, 2021 TO THE PROSPECTUSES DATED
AUGUST 28, 2020, AS PREVIOUSLY SUPPLEMENTED, OF: Invesco S&P 500 ® Equal Weight ETF (RSP)
Invesco S&P 500 ® Equal Weight Consumer Discretionary ETF (RCD)
Invesco S&P 500 ® Equal Weight Consumer Staples ETF (RHS)
Invesco S&P 500 ® Equal Weight Energy ETF (RYE)
Invesco S&P 500 ® Equal Weight Financials ETF (RYF)
Invesco S&P 500 ® Equal Weight Health Care ETF (RYH)
Invesco S&P 500 ® Equal Weight Industrials ETF (RGI)
Invesco S&P 500 ® Equal Weight Materials ETF (RTM)
Invesco S&P 500 ® Equal Weight Real Estate ETF (EWRE)
Invesco S&P 500 ® Equal Weight Technology ETF (RYT)
Invesco S&P 500 ® Equal Weight Utilities ETF (RYU)
Invesco S&P MidCap 400 ® Equal Weight ETF (EWMC)
Invesco S&P SmallCap 600 ® Equal Weight ETF (EWSC)
Invesco Zacks Mid-Cap ETF (CZA)
Invesco Zacks Multi-Asset Income ETF (CVY)
(each, a “Fund”) Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety. Please Retain This Supplement For Future Reference. P-PS-PRO-1-SUP-1 042321
SP MidCap 400 Equal Weight ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED FUND TRUST SUPPLEMENT DATED APRIL 23, 2021 TO THE PROSPECTUSES DATED
AUGUST 28, 2020, AS PREVIOUSLY SUPPLEMENTED, OF: Invesco S&P 500 ® Equal Weight ETF (RSP)
Invesco S&P 500 ® Equal Weight Consumer Discretionary ETF (RCD)
Invesco S&P 500 ® Equal Weight Consumer Staples ETF (RHS)
Invesco S&P 500 ® Equal Weight Energy ETF (RYE)
Invesco S&P 500 ® Equal Weight Financials ETF (RYF)
Invesco S&P 500 ® Equal Weight Health Care ETF (RYH)
Invesco S&P 500 ® Equal Weight Industrials ETF (RGI)
Invesco S&P 500 ® Equal Weight Materials ETF (RTM)
Invesco S&P 500 ® Equal Weight Real Estate ETF (EWRE)
Invesco S&P 500 ® Equal Weight Technology ETF (RYT)
Invesco S&P 500 ® Equal Weight Utilities ETF (RYU)
Invesco S&P MidCap 400 ® Equal Weight ETF (EWMC)
Invesco S&P SmallCap 600 ® Equal Weight ETF (EWSC)
Invesco Zacks Mid-Cap ETF (CZA)
Invesco Zacks Multi-Asset Income ETF (CVY)
(each, a “Fund”) Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety. Please Retain This Supplement For Future Reference. P-PS-PRO-1-SUP-1 042321
SP 500 Equal Weight Industrials ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED FUND TRUST SUPPLEMENT DATED APRIL 23, 2021 TO THE PROSPECTUSES DATED
AUGUST 28, 2020, AS PREVIOUSLY SUPPLEMENTED, OF: Invesco S&P 500 ® Equal Weight ETF (RSP)
Invesco S&P 500 ® Equal Weight Consumer Discretionary ETF (RCD)
Invesco S&P 500 ® Equal Weight Consumer Staples ETF (RHS)
Invesco S&P 500 ® Equal Weight Energy ETF (RYE)
Invesco S&P 500 ® Equal Weight Financials ETF (RYF)
Invesco S&P 500 ® Equal Weight Health Care ETF (RYH)
Invesco S&P 500 ® Equal Weight Industrials ETF (RGI)
Invesco S&P 500 ® Equal Weight Materials ETF (RTM)
Invesco S&P 500 ® Equal Weight Real Estate ETF (EWRE)
Invesco S&P 500 ® Equal Weight Technology ETF (RYT)
Invesco S&P 500 ® Equal Weight Utilities ETF (RYU)
Invesco S&P MidCap 400 ® Equal Weight ETF (EWMC)
Invesco S&P SmallCap 600 ® Equal Weight ETF (EWSC)
Invesco Zacks Mid-Cap ETF (CZA)
Invesco Zacks Multi-Asset Income ETF (CVY)
(each, a “Fund”) Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety. Please Retain This Supplement For Future Reference. P-PS-PRO-1-SUP-1 042321
Zacks Multi-Asset Income ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED FUND TRUST SUPPLEMENT DATED APRIL 23, 2021 TO THE PROSPECTUSES DATED
AUGUST 28, 2020, AS PREVIOUSLY SUPPLEMENTED, OF: Invesco S&P 500 ® Equal Weight ETF (RSP)
Invesco S&P 500 ® Equal Weight Consumer Discretionary ETF (RCD)
Invesco S&P 500 ® Equal Weight Consumer Staples ETF (RHS)
Invesco S&P 500 ® Equal Weight Energy ETF (RYE)
Invesco S&P 500 ® Equal Weight Financials ETF (RYF)
Invesco S&P 500 ® Equal Weight Health Care ETF (RYH)
Invesco S&P 500 ® Equal Weight Industrials ETF (RGI)
Invesco S&P 500 ® Equal Weight Materials ETF (RTM)
Invesco S&P 500 ® Equal Weight Real Estate ETF (EWRE)
Invesco S&P 500 ® Equal Weight Technology ETF (RYT)
Invesco S&P 500 ® Equal Weight Utilities ETF (RYU)
Invesco S&P MidCap 400 ® Equal Weight ETF (EWMC)
Invesco S&P SmallCap 600 ® Equal Weight ETF (EWSC)
Invesco Zacks Mid-Cap ETF (CZA)
Invesco Zacks Multi-Asset Income ETF (CVY)
(each, a “Fund”) Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety. Please Retain This Supplement For Future Reference. P-PS-PRO-1-SUP-1 042321
SP SmallCap 600 Equal Weight ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED FUND TRUST SUPPLEMENT DATED APRIL 23, 2021 TO THE PROSPECTUSES DATED
AUGUST 28, 2020, AS PREVIOUSLY SUPPLEMENTED, OF: Invesco S&P 500 ® Equal Weight ETF (RSP)
Invesco S&P 500 ® Equal Weight Consumer Discretionary ETF (RCD)
Invesco S&P 500 ® Equal Weight Consumer Staples ETF (RHS)
Invesco S&P 500 ® Equal Weight Energy ETF (RYE)
Invesco S&P 500 ® Equal Weight Financials ETF (RYF)
Invesco S&P 500 ® Equal Weight Health Care ETF (RYH)
Invesco S&P 500 ® Equal Weight Industrials ETF (RGI)
Invesco S&P 500 ® Equal Weight Materials ETF (RTM)
Invesco S&P 500 ® Equal Weight Real Estate ETF (EWRE)
Invesco S&P 500 ® Equal Weight Technology ETF (RYT)
Invesco S&P 500 ® Equal Weight Utilities ETF (RYU)
Invesco S&P MidCap 400 ® Equal Weight ETF (EWMC)
Invesco S&P SmallCap 600 ® Equal Weight ETF (EWSC)
Invesco Zacks Mid-Cap ETF (CZA)
Invesco Zacks Multi-Asset Income ETF (CVY)
(each, a “Fund”) Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety. Please Retain This Supplement For Future Reference. P-PS-PRO-1-SUP-1 042321
SP 500 Equal Weight ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED FUND TRUST SUPPLEMENT DATED APRIL 23, 2021 TO THE PROSPECTUSES DATED
AUGUST 28, 2020, AS PREVIOUSLY SUPPLEMENTED, OF: Invesco S&P 500 ® Equal Weight ETF (RSP)
Invesco S&P 500 ® Equal Weight Consumer Discretionary ETF (RCD)
Invesco S&P 500 ® Equal Weight Consumer Staples ETF (RHS)
Invesco S&P 500 ® Equal Weight Energy ETF (RYE)
Invesco S&P 500 ® Equal Weight Financials ETF (RYF)
Invesco S&P 500 ® Equal Weight Health Care ETF (RYH)
Invesco S&P 500 ® Equal Weight Industrials ETF (RGI)
Invesco S&P 500 ® Equal Weight Materials ETF (RTM)
Invesco S&P 500 ® Equal Weight Real Estate ETF (EWRE)
Invesco S&P 500 ® Equal Weight Technology ETF (RYT)
Invesco S&P 500 ® Equal Weight Utilities ETF (RYU)
Invesco S&P MidCap 400 ® Equal Weight ETF (EWMC)
Invesco S&P SmallCap 600 ® Equal Weight ETF (EWSC)
Invesco Zacks Mid-Cap ETF (CZA)
Invesco Zacks Multi-Asset Income ETF (CVY)
(each, a “Fund”) Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety. Please Retain This Supplement For Future Reference. P-PS-PRO-1-SUP-1 042321
SP 500 Equal Weight Energy ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED FUND TRUST SUPPLEMENT DATED APRIL 23, 2021 TO THE PROSPECTUSES DATED
AUGUST 28, 2020, AS PREVIOUSLY SUPPLEMENTED, OF: Invesco S&P 500 ® Equal Weight ETF (RSP)
Invesco S&P 500 ® Equal Weight Consumer Discretionary ETF (RCD)
Invesco S&P 500 ® Equal Weight Consumer Staples ETF (RHS)
Invesco S&P 500 ® Equal Weight Energy ETF (RYE)
Invesco S&P 500 ® Equal Weight Financials ETF (RYF)
Invesco S&P 500 ® Equal Weight Health Care ETF (RYH)
Invesco S&P 500 ® Equal Weight Industrials ETF (RGI)
Invesco S&P 500 ® Equal Weight Materials ETF (RTM)
Invesco S&P 500 ® Equal Weight Real Estate ETF (EWRE)
Invesco S&P 500 ® Equal Weight Technology ETF (RYT)
Invesco S&P 500 ® Equal Weight Utilities ETF (RYU)
Invesco S&P MidCap 400 ® Equal Weight ETF (EWMC)
Invesco S&P SmallCap 600 ® Equal Weight ETF (EWSC)
Invesco Zacks Mid-Cap ETF (CZA)
Invesco Zacks Multi-Asset Income ETF (CVY)
(each, a “Fund”) Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety. Please Retain This Supplement For Future Reference. P-PS-PRO-1-SUP-1 042321
SP 500 Equal Weight Real Estate ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED FUND TRUST SUPPLEMENT DATED APRIL 23, 2021 TO THE PROSPECTUSES DATED
AUGUST 28, 2020, AS PREVIOUSLY SUPPLEMENTED, OF: Invesco S&P 500 ® Equal Weight ETF (RSP)
Invesco S&P 500 ® Equal Weight Consumer Discretionary ETF (RCD)
Invesco S&P 500 ® Equal Weight Consumer Staples ETF (RHS)
Invesco S&P 500 ® Equal Weight Energy ETF (RYE)
Invesco S&P 500 ® Equal Weight Financials ETF (RYF)
Invesco S&P 500 ® Equal Weight Health Care ETF (RYH)
Invesco S&P 500 ® Equal Weight Industrials ETF (RGI)
Invesco S&P 500 ® Equal Weight Materials ETF (RTM)
Invesco S&P 500 ® Equal Weight Real Estate ETF (EWRE)
Invesco S&P 500 ® Equal Weight Technology ETF (RYT)
Invesco S&P 500 ® Equal Weight Utilities ETF (RYU)
Invesco S&P MidCap 400 ® Equal Weight ETF (EWMC)
Invesco S&P SmallCap 600 ® Equal Weight ETF (EWSC)
Invesco Zacks Mid-Cap ETF (CZA)
Invesco Zacks Multi-Asset Income ETF (CVY)
(each, a “Fund”) Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety. Please Retain This Supplement For Future Reference. P-PS-PRO-1-SUP-1 042321